Income Tax (Details)	6 Months Ended
Jun. 30, 2024
Taiwan Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	20.00%
Hong Kong Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	16.50%
Japan Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	30.62%
United States Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	27.98%
United Kingdom Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	19.00%
India Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	25.00%
Egypt Taxation [Member]
Income Tax (Details) [Line Items]
Profits tax rate	22.50%